FINANCIAL INSTRUMENTS (Details 2) - Loans And Borrowings [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 10,728	¥ 74,000	¥ 77,000
Fair value	$ 11,255	¥ 77,636	¥ 79,003